Annual Fund Operating Expenses - R6 Shares - JPMorgan Investor Balanced Fund - Class R6	Nov. 01, 2021
Operating Expenses:
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.02%
Service Fees	none
Remainder of Other Expenses	0.02%
Acquired Fund (Underlying Fund) Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	0.47%